Average Annual Total Returns			12 Months Ended	60 Months Ended	90 Months Ended
		Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
U.S. Global Go Gold and Precious Metal Miners Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	U.S. Global Go Gold and Precious Metal Miners Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		14.93%	5.20%	9.45%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%	14.53%	14.50%
U.S. Global GO GOLD and Precious Metal Miners ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.66%	4.15%	8.11%
Performance Inception Date		Jun. 27, 2017
U.S. Global GO GOLD and Precious Metal Miners ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.23%	3.57%	7.70%
U.S. Global GO GOLD and Precious Metal Miners ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.62%	3.19%	6.50%

[1]	Prior to December 30, 2025, the Fund tracked the performance of the U.S. Global Go Gold and Precious Metal Miners Index.